   Chapman and Cutler LLP
 111 West Monroe Street
 Chicago, Illinois 60603

August 16, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:                         Incapital Unit Trust, Series 6 (the “Fund”)

Ladies and Gentlemen:

Enclosed please find a copy of Amendment No. 1 to the Registration Statement on Form S‑6 for the registration under the Securities Act of 1933, as amended (the “Securities Act”), of units representing the ownership of interests in the subject Fund.  This Amendment No. 1 to the Registration Statement is filed on August 16, 2012, on behalf of Incapital LLC (the “Sponsor”).

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission (the “Commission”).  Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934, as amended.

No notification of registration or Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811‑22581) are intended to apply not only to that series of the Fund, but to all “subsequent series” as well.

The Fund is expected to be comprised of the following unit investment trust: European Dividend Builders Portfolio, 3Q 2012. We ask that the Commission review this Fund.  We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about September 5, 2012, or shortly thereafter, depending on market conditions.  An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time and a request by the Sponsor that the Registration Statement filed under the Securities Act be made effective will also be filed.  Based upon the foregoing, we respectfully request the staff of the Commission review this Fund and ask that the Fund be granted effectiveness by the staff as early as possible on September 5, 2012.

In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Morrison C. Warren (312) 845-3484.
Very truly yours,

/s/ Chapman and Cutler LLP
Chapman and Cutler LLP